K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

October 9, 2015
EDGAR FILING
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	First Investors Equity Funds
File Nos. 033-46924; 811-06618

Ladies and Gentlemen:
Enclosed for filing, pursuant to Rule 497(e) of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the First Investors Real Estate Fund (the “Fund”), a series of First Investors Equity Funds.  The exhibits reflect updated risk/return summary information for the Fund, as filed with the Securities and Exchange Commission pursuant to Rule 497(e) on September 18, 2015, and effective on September 21, 2015 (Accession Number: 0000898432-15-001085), which is incorporated herein by reference.

            If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours, /s/ Kathy K. Ingber Kathy K. Ingber

Attachments

cc:	Mary Carty
Mary Najem
Foresters Investment Management Company, Inc.